NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average grant date fair value
Incremental compensation expenses	$ 345	$ 415	$ 340
Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	150,000
Granted (in shares)	254,000	298,000	313,000
Forfeited (in shares)	(52,000)
Vested (in shares)	(248,000)
Outstanding at the end of the period (in shares)	104,000	150,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.7
Granted (in dollars per share)	0.47
Forfeited (in dollars per share)	0.71
Vested (in dollars per share)	0.55
Outstanding at the end of the period (in dollars per share)	$ 0.49	$ 0.7
Incremental compensation expenses	$ 258	$ 134	$ 186
Unrecognized compensation cost	$ 14
Weighted-average period of recognition of unrecognized compensation cost	6 months 21 days